Condensed Consolidated Balance Sheets (Unaudited) kr in Thousands, $ in Thousands	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 5,584	$ 298	$ 1,524
Accounts receivable			95
Other current assets	432	335	821
Prepaid expenses	125	174	77
Income tax receivable	1,494	908	826
Total current assets	7,635	1,715	3,343
Non-current assets:
Investment	491	845	137
Property, plant and equipment, net	9	21	37
Operating lease assets	108	331	400
Intangible assets, net	28,744	30,491	27,690
Total assets	36,987	33,403	31,607
Current liabilities
Line of credit		84
Accounts payable	739	2,116	2,178
Accrued liabilities	2,947	1,840	1,876
Income taxes payable	54	57	43
Operating lease liabilities	98	109	86
Loan			536
Convertible debt		1,327
Total current liabilities	3,838	5,533	4,719
Non-current liabilities
Derivative liabilities	218	149	3,793
Lease liabilities	35	267	341
Deferred tax	128	603	1,851
Total liabilities	4,219	6,552	10,704
Stockholders’ equity
Common stock, par value DKK 0.05; shares issued and outstanding at September 30, 2021 and December 31, 2020 were 403,791,200 and 212,601,044 respectively	3,157	1,624	924
Additional paid-in capital	73,448	61,284	50,623
Accumulated other comprehensive income (loss)	(419)	1,375	(1,086)
Accumulated Deficit	(43,418)	(37,432)	(32,374)
Total stockholders’ equity attributable to Allarity A/S common stockholders		26,851	18,087
Non-controlling interest in consolidated subsidiaries			2,816
Total stockholders’ equity	32,768	26,851	20,903
Total liabilities & stockholders’ equity	$ 36,987	$ 33,403	$ 31,607